Note 10 - Additional Information on Operating Expenses by Nature (Details Textual) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Employee benefits expense, cost of sales	R$ 1,976.6	R$ 1,814.7	R$ 1,714.8
Total cost of sales, employee benefit expenses, depreciation, amortization and impairment	4,660.7
Cost of sales, production costs	R$ 17,017.5